Property and equipment and right-of-use assets - Carrying Amounts (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 6,441,304
Lease reassessments	12,018
Ending balance	5,929,443		$ 6,441,304
Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,316,306
Ending balance	3,775,755		4,316,306
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,124,998
Ending balance	2,153,688		2,124,998
Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,374,581
Ending balance	1,330,463		1,374,581
Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,962
Ending balance	14,782		22,962
Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	542,870
Ending balance	462,659		542,870
Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,375,893
Ending balance	1,967,851		2,375,893
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,251,318	$ 9,710,911	9,710,911
Additions	509,674		1,832,879
Disposals			(759,479)
Lease reassessments	12,018
Foreign exchange impact	174,348		467,007
Ending balance	11,947,358		11,251,318
Cost | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,731,915	7,351,549	7,351,549
Additions	4,142		37,186
Disposals			(22,437)
Lease reassessments	0
Foreign exchange impact	143,800		365,617
Ending balance	7,879,857		7,731,915
Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,519,403	2,359,362	2,359,362
Additions	505,532		1,795,693
Disposals			(737,042)
Lease reassessments	12,018
Foreign exchange impact	30,548		101,390
Ending balance	4,067,501		3,519,403
Cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Foreign exchange impact	0
Cost | Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,880,133	1,880,133	1,880,133
Additions	0		0
Disposals			0
Lease reassessments	0
Foreign exchange impact			0
Ending balance	1,880,133		1,880,133
Cost | Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Foreign exchange impact	0
Cost | Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	197,524	197,524	197,524
Additions	0		0
Disposals			0
Lease reassessments	0
Foreign exchange impact			0
Ending balance	197,524		197,524
Cost | Office and computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Foreign exchange impact	16,829
Cost | Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,028,838	982,107	982,107
Additions	4,142		32,794
Disposals			(22,437)
Lease reassessments
Foreign exchange impact			36,374
Ending balance	1,049,809		1,028,838
Cost | Laboratory and testing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Foreign exchange impact	126,971
Cost | Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,625,420	4,291,785	4,291,785
Additions	0		4,392
Disposals			0
Lease reassessments	0
Foreign exchange impact			329,243
Ending balance	4,752,391		4,625,420
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,810,014)	(3,183,974)	(3,183,974)
Disposals			636,490
Charge	1,027,064		2,087,872
Foreign exchange impact	(180,837)		(174,658)
Ending balance	(6,017,915)		(4,810,014)
Accumulated amortization | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,415,609)	(2,064,291)	(2,064,291)
Disposals			18,355
Charge	526,447		1,266,037
Foreign exchange impact	(162,046)		(103,636)
Ending balance	(4,104,102)		(3,415,609)
Accumulated amortization | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,394,405)	(1,119,683)	(1,119,683)
Disposals			618,135
Charge	500,617		821,835
Foreign exchange impact	(18,791)		(71,022)
Ending balance	(1,913,813)		(1,394,405)
Accumulated amortization | Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(505,552)	(358,879)	(358,879)
Disposals			0
Charge	44,118		146,673
Foreign exchange impact	0		0
Ending balance	(549,670)		(505,552)
Accumulated amortization | Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(174,562)	(146,327)	(146,327)
Disposals			0
Charge	8,276		28,235
Foreign exchange impact	96		0
Ending balance	(182,742)		(174,562)
Accumulated amortization | Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(485,968)	(337,090)	(337,090)
Disposals			18,355
Charge	43,148		131,179
Foreign exchange impact	(58,034)		(36,054)
Ending balance	(587,150)		(485,968)
Accumulated amortization | Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,249,527)	(1,221,995)	(1,221,995)
Disposals			0
Charge	430,905		959,950
Foreign exchange impact	(104,108)		(67,582)
Ending balance	(2,784,540)		$ (2,249,527)
Accumulated amortization | Exploration and evaluation asset | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Charge	$ 314,927	$ 174,219